Provision for Contingencies and Judicial Deposits - Schedule of Changes in Provision for Contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balance beginning	R$ 393	R$ 607
Balance ending	418	393
Business combination		18
Provisions made during the year	41	1,049
Provisions reversed during the year	R$ (16)	R$ (1,281)